Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Text Block Supplement [Abstract]
Schedule of changes in the carrying amount of goodwill

	2025	2024
	(U.S. $ in thousands )
Goodwill at January 1,	$99,082	$100,051
Goodwill acquired	651	—
Currency translation adjustments	1,866	(969)
Goodwill at December 31,	$101,599	$99,082